FCF P-1 06/12

SUPPLEMENT DATED JUNE 20, 2012

TO THE PROSPECTUS

DATED FEBRUARY 1, 2012

OF

FRANKLIN CUSTODIAN FUNDS

(Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund, Franklin Utilities Fund)

The Prospectus is amended as follows:

I.              For the Franklin DynaTech Fund, the “FUND SUMMARY – Principal Risks - Market” section on page 4 is updated as follows:

Market   The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

II.         For the Franklin DynaTech Fund, the “FUND SUMMARY – Performance” section “Average Annual Total Returns” table  on page 6 is updated as follows:

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2011

	1 Year	5 Years	10 Years
Franklin DynaTech Fund - Class A
Return Before Taxes	-8.08%	3.07%	4.35%
Return After Taxes on Distributions	-8.37%	2.65%	4.14%
Return After Taxes on Distributions and Sale of Fund Shares	-4.84%	2.52%	3.74%
Franklin DynaTech Fund - Class B	-7.00%	3.18%	4.35%
Franklin DynaTech Fund - Class C	-4.16%	3.52%	4.19%
Franklin DynaTech Fund - Class R	-2.75%	4.00%	4.67%
Franklin DynaTech Fund - Advisor Class	-2.25%	4.49%	5.07%
Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%
NASDAQ Composite Index (index reflects no deduction for fees, expenses or taxes)	-0.83%	2.43%	3.73%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Please keep this supplement for future reference.